Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	002
Entity Tax Identification number	23-1099050
Total Investments	$ 9,916,950,064
Participant loans	$ 28,453,564
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%	9.50%
Mutual fund and Money market fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 295,743,313
Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	8,464,205,151
Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	886,114,575
Synthetic GICs
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	270,887,025
Investment, Identifier [Axis]: ADOBE INC | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	2,834,919
Investment, Identifier [Axis]: AEGON LTD NY REG SHR | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	2,484,933
Investment, Identifier [Axis]: AIR PRODUCTS + CHEMICALS INC | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	7,558,812
Investment, Identifier [Axis]: ALNYLAM PHARMACEUTICALS INC | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	2,306,370
Investment, Identifier [Axis]: ALPHABET INC CL A | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	15,900,400
Investment, Identifier [Axis]: ALPHABET INC CL C | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	10,731,960
Investment, Identifier [Axis]: AMAZON.COM INC | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	13,987,692
Investment, Identifier [Axis]: AMERICAN ELECTRIC POWER | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	3,240,211
Investment, Identifier [Axis]: ANHEUSER BUSCH INBEV SPN ADR | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	7,934,556
Investment, Identifier [Axis]: AON PLC CLASS A | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	6,387,128
Investment, Identifier [Axis]: ARCHER DANIELS MIDLAND CO | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	3,092,962
Investment, Identifier [Axis]: ARTHUR J GALLAGHER + CO | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	595,217
Investment, Identifier [Axis]: AVANTOR INC | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	4,189,776
Investment, Identifier [Axis]: American Funds Europacific Growth– Class R6 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	88,896,193
Investment, Identifier [Axis]: BAKER HUGHES CO | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	6,899,310
Investment, Identifier [Axis]: BANK OF NEW YORK MELLON CORP | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	11,028,550
Investment, Identifier [Axis]: BAXTER INTERNATIONAL INC | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	3,713,073
Investment, Identifier [Axis]: BIOMARIN PHARMACEUTICAL INC | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	3,120,075
Investment, Identifier [Axis]: BOOKING HOLDINGS INC | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	9,398,605
Investment, Identifier [Axis]: BRISTOL MYERS SQUIBB CO | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	1,224,438
Investment, Identifier [Axis]: BROOKFIELD CORP | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	4,584,411
Investment, Identifier [Axis]: BlackRock Government Short Term Investment Fund | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	256,422,883
Investment, Identifier [Axis]: BlackRock Russell 2500 Alpha Tilts – Fund F | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	397,921,908
Investment, Identifier [Axis]: CAPITAL ONE FINANCIAL CORP | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	7,997,880
Investment, Identifier [Axis]: CARRIER GLOBAL CORP | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	2,694,840
Investment, Identifier [Axis]: CELANESE CORP | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	2,088,632
Investment, Identifier [Axis]: CHARTER COMMUNICATIONS INC A | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	9,936,500
Investment, Identifier [Axis]: COGNIZANT TECH SOLUTIONS A | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	4,946,800
Investment, Identifier [Axis]: COMCAST CORP CLASS A | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	11,292,442
Investment, Identifier [Axis]: CONOCOPHILLIPS | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	3,501,014
Investment, Identifier [Axis]: CVS HEALTH CORP | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	16,514,609
Investment, Identifier [Axis]: DOMINION ENERGY INC | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	4,652,046
Investment, Identifier [Axis]: ELANCO ANIMAL HEALTH INC | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	6,277,562
Investment, Identifier [Axis]: FEDEX CORP | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	15,511,782
Investment, Identifier [Axis]: FIDELITY NATIONAL INFO SERV | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	10,746,582
Investment, Identifier [Axis]: FIRST CITIZENS BCSHS CL A | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	429,236
Investment, Identifier [Axis]: FISERV INC | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	10,538,973
Investment, Identifier [Axis]: FORTIVE CORP | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	9,799,775
Investment, Identifier [Axis]: FOX CORP CLASS A | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	1,519,856
Investment, Identifier [Axis]: FOX CORP CLASS B | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	3,246,500
Investment, Identifier [Axis]: GAMING AND LEISURE PROPERTIE | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	2,462,419
Investment, Identifier [Axis]: GE HEALTHCARE TECHNOLOGY | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	8,398,848
Investment, Identifier [Axis]: GENERAL ELECTRIC | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	5,174,904
Investment, Identifier [Axis]: GILEAD SCIENCES INC | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	11,733,944
Investment, Identifier [Axis]: GOLDMAN SACHS GROUP INC | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	5,274,000
Investment, Identifier [Axis]: GSK PLC SPON ADR | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	311,727,076
Investment, Identifier [Axis]: HALEON PLC ADR | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	5,409,801
Investment, Identifier [Axis]: HP INC | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	2,976,608
Investment, Identifier [Axis]: HUMANA INC | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	9,707,327
Investment, Identifier [Axis]: IDEX CORP | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	729,549
Investment, Identifier [Axis]: INCYTE CORP | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	4,365,634
Investment, Identifier [Axis]: INTL FLAVORS + FRAGRANCES | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	5,815,757
Investment, Identifier [Axis]: JOHNSON CONTROLS INTERNATION | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	20,165,900
Investment, Identifier [Axis]: LPL FINANCIAL HOLDINGS INC | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	4,643,210
Investment, Identifier [Axis]: LYONDELLBASELL INDU CL A | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	2,468,100
Investment, Identifier [Axis]: MEDTRONIC PLC | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	2,776,134
Investment, Identifier [Axis]: META PLATFORMS INC CLASS A | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	11,221,530
Investment, Identifier [Axis]: METLIFE INC | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	15,187,956
Investment, Identifier [Axis]: MICROCHIP TECHNOLOGY INC | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	1,280,772
Investment, Identifier [Axis]: MICROSOFT CORP | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	15,185,668
Investment, Identifier [Axis]: MOLSON COORS BEVERAGE CO B | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	3,276,936
Investment, Identifier [Axis]: MetWest Total Return Bond Fund (CIT) Class C | Collective investment trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	100,890,239
Investment, Identifier [Axis]: NEUROCRINE BIOSCIENCES INC | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	3,049,345
Investment, Identifier [Axis]: NEWS CORP CLASS A | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	1,413,092
Investment, Identifier [Axis]: NORFOLK SOUTHERN CORP | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	11,346,696
Investment, Identifier [Axis]: NOVARTIS AG SPONSORED ADR | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	4,687,580
Investment, Identifier [Axis]: OCCIDENTAL PETROLEUM CORP | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	11,061,280
Investment, Identifier [Axis]: RALLIANT CORP | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	2,260,404
Investment, Identifier [Axis]: REGENERON PHARMACEUTICALS | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	11,578,050
Investment, Identifier [Axis]: ROCHE HOLDINGS LTD SPONS ADR | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	4,311,252
Investment, Identifier [Axis]: RTX CORP | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	25,419,240
Investment, Identifier [Axis]: SANOFI ADR | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	10,215,327
Investment, Identifier [Axis]: SBA COMMUNICATIONS CORP | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	7,369,683
Investment, Identifier [Axis]: SCHWAB (CHARLES) CORP | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	25,806,753
Investment, Identifier [Axis]: SSGA Global All cap Equity ex- US Index Fund (NL – Class A) | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	998,776,049
Investment, Identifier [Axis]: STATE STREET CORP | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	2,360,883
Investment, Identifier [Axis]: SUN COMMUNITIES INC | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	6,728,313
Investment, Identifier [Axis]: State Street Institutional Treasury Money Market Fund (Premier Share Class) | Money market fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	24,377,191
Investment, Identifier [Axis]: State Street S&P 500 Index Non-Lending Series Fund (Class A) | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	2,996,695,194
Investment, Identifier [Axis]: State Street US Bond Index Non-Lending Series Fund (Class A) | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	577,596,173
Investment, Identifier [Axis]: State Street US Extended Market Index Non-Lending Series Fund (Class C) | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	731,042,921
Investment, Identifier [Axis]: Synthetic GICs | Metropolitan Tower Life | GSAM Stable Value Intermediate Core Fund (Class B Shares) | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	56,533,311
Investment, Identifier [Axis]: Synthetic GICs | Metropolitan Tower Life | Metropolitan Tower Life 39865 Total
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	89,586,257
Investment, Identifier [Axis]: Synthetic GICs | Metropolitan Tower Life | Metropolitan Tower Life Wrapper Contract | Wrapper Contract
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	4,460,067
Investment, Identifier [Axis]: Synthetic GICs | Metropolitan Tower Life | Term Fund 2024 | Limited Partnership Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	637,373
Investment, Identifier [Axis]: Synthetic GICs | Metropolitan Tower Life | Term Fund 2025 | Limited Partnership Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	7,202,158
Investment, Identifier [Axis]: Synthetic GICs | Metropolitan Tower Life | Term Fund 2026 | Limited Partnership Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	7,345,071
Investment, Identifier [Axis]: Synthetic GICs | Metropolitan Tower Life | Term Fund 2027 | Limited Partnership Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	7,810,020
Investment, Identifier [Axis]: Synthetic GICs | Metropolitan Tower Life | Term Fund 2028 | Limited Partnership Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	5,598,257
Investment, Identifier [Axis]: Synthetic GICs | Prudential | GSAM Stable Value Intermediate Core Fund (Class B Shares) | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	58,015,786
Investment, Identifier [Axis]: Synthetic GICs | Prudential | Prudential GA-62257 Total
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	90,570,584
Investment, Identifier [Axis]: Synthetic GICs | Prudential | Prudential Wrapper Contract | Wrapper Contract
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	4,494,517
Investment, Identifier [Axis]: Synthetic GICs | Prudential | Term Fund 2024 | Limited Partnership Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	625,453
Investment, Identifier [Axis]: Synthetic GICs | Prudential | Term Fund 2025 | Limited Partnership Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	7,150,257
Investment, Identifier [Axis]: Synthetic GICs | Prudential | Term Fund 2026 | Limited Partnership Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	7,177,932
Investment, Identifier [Axis]: Synthetic GICs | Prudential | Term Fund 2027 | Limited Partnership Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	7,615,295
Investment, Identifier [Axis]: Synthetic GICs | Prudential | Term Fund 2028 | Limited Partnership Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	5,491,344
Investment, Identifier [Axis]: Synthetic GICs | State Street Institutional Treasury Money Market Fund | Stable Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	7,649,460
Investment, Identifier [Axis]: Synthetic GICs | Voya Financial | GSAM Stable Value Intermediate Core Fund (Class B Shares) | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	57,676,368
Investment, Identifier [Axis]: Synthetic GICs | Voya Financial | Term Fund 2024 | Limited Partnership Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	636,914
Investment, Identifier [Axis]: Synthetic GICs | Voya Financial | Term Fund 2025 | Limited Partnership Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	7,223,347
Investment, Identifier [Axis]: Synthetic GICs | Voya Financial | Term Fund 2026 | Limited Partnership Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	7,242,417
Investment, Identifier [Axis]: Synthetic GICs | Voya Financial | Term Fund 2027 | Limited Partnership Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	7,790,573
Investment, Identifier [Axis]: Synthetic GICs | Voya Financial | Term Fund 2028 | Limited Partnership Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	5,593,566
Investment, Identifier [Axis]: Synthetic GICs | Voya Financial | Voya Financial 60545 Total
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	90,730,184
Investment, Identifier [Axis]: Synthetic GICs | Voya Financial | Voya Financial Wrapper Contract | Wrapper Contract
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	4,566,999
Investment, Identifier [Axis]: T MOBILE US INC | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	4,669,920
Investment, Identifier [Axis]: T Rowe Price Blue Chip Growth Fund I | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	182,469,929
Investment, Identifier [Axis]: TE CONNECTIVITY PLC | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	9,327,910
Investment, Identifier [Axis]: TELEDYNE TECHNOLOGIES INC | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	3,319,745
Investment, Identifier [Axis]: THE CIGNA GROUP | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	10,073,420
Investment, Identifier [Axis]: TRANSUNION | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	2,598,225
Investment, Identifier [Axis]: UNITEDHEALTH GROUP INC | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	10,200,399
Investment, Identifier [Axis]: VF CORP | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	2,444,416
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Trust Select | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	105,979,815
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Trust Select | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	196,485,891
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Trust Select | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	399,259,026
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Trust Select | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	334,894,763
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Trust Select | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	399,866,354
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Trust Select | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	308,530,539
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Trust Select | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	231,187,933
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Trust Select | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	177,266,837
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Trust Select | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	123,865,341
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Trust Select | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	38,571,014
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Trust Select | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	8,454,837
Investment, Identifier [Axis]: Vanguard Target Retirement Income Trust Select | Common collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	80,497,434
Investment, Identifier [Axis]: WELLS FARGO + CO | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	10,764,600
Investment, Identifier [Axis]: WILLIS TOWERS WATSON PLC | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	5,356,646
Investment, Identifier [Axis]: ZIMMER BIOMET HOLDINGS INC | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 6,860,896